Offsets	Jan. 12, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-32001
Initial Filing Date	Dec. 05, 2025
Fee Offset Claimed	$ 484.50
Explanation for Claimed Amount	The Company previously paid $484.50 upon the filing of its Schedule 14A on December 5, 2025 in connection with the transaction reported hereby.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Aptose Biosciences Inc
Form or Filing Type	SC 14A
File Number	001-32001
Filing Date	Dec. 05, 2025
Fee Paid with Fee Offset Source	$ 484.50
Offset Note	The Company previously paid $484.50 upon the filing of its Schedule 14A on December 5, 2025 in connection with the transaction reported hereby.